Accounts payable for business acquired (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business combinations
Total	R$ 136,054	R$ 210,045
Accounts payable for business acquired in R$
Business combinations
Total	41,503	44,322
Accounts payable for business acquired in US$
Business combinations
Total	74,499	81,955
Accounts payable for business acquired in In £
Business combinations
Total	20,052	83,768
2023 | Accounts payable for business acquired in US$
Business combinations
Other	0	5,871
2023 | Accounts payable for business acquired in In £
Business combinations
Earn-out	0	61,529
2026 to 2027 | Accounts payable for business acquired in R$
Business combinations
Other	974	974
CDI (13.04%) | 2024 to 2027 | Accounts payable for business acquired in R$
Business combinations
Retained amount	R$ 40,529	43,348
Accounts Payable For Business Acquired Interest Rate Basis	CDI
Interest rate per year	(13.04%)
T-Bills (4.79%) | 2024 | Accounts payable for business acquired in US$
Business combinations
Retained amount	R$ 74,499	76,084
Accounts Payable For Business Acquired Interest Rate Basis	T-Bills
Interest rate per year	(4.79%)
England base rate (5.25%) | 2025 | Accounts payable for business acquired in In £
Business combinations
Escrow account	R$ 18,150	20,091
Other	R$ 1,902	R$ 2,148
Accounts Payable For Business Acquired Interest Rate Basis	England base rate
Interest rate per year	(5.25%)